FY 2020 Product Sales quarterly sequential analysis (Unreviewed) (Tables)	6 Months Ended
Jun. 30, 2021
FY 2020 Product Sales quarterly sequential analysis (Unreviewed)
FY 2020 Product Sales quarterly sequential analysis (Unreviewed)

	Q1 2020			Q2 2020			Q3 2020			Q4 2020
		Actual	CER		Actual	CER		Actual	CER		Actual	CER
	$m	% change	% change	$m	% change	% change	$m	% change	% change	$m	% change	% change
Oncology	2,502	10	10	2,609	4	6	2,831	8	6	2,908	3	2
Tagrisso	982	11	11	1,034	5	7	1,155	12	9	1,157	-	(1)
Imfinzi	462	9	9	492	6	8	533	8	6	555	4	3
Lynparza	397	13	13	419	5	7	464	11	8	496	7	6
Calquence	88	58	58	107	21	23	145	36	35	182	25	25
Koselugo	-	-	-	7	n/m	n/m	13	75	75	17	34	34
Zoladex*	225	15	15	217	(3)	-	230	6	3	216	(6)	(7)
Faslodex*	166	-	-	146	(12)	(9)	138	(5)	(8)	130	(6)	(7)
Iressa*	77	(3)	(4)	70	(9)	(7)	54	(23)	(24)	67	24	19
Arimidex*	50	(1)	(2)	58	17	16	42	(28)	(27)	36	(14)	(16)
Casodex*	42	(2)	(3)	47	14	12	44	(7)	(8)	39	(11)	(14)
Others	13	(52)	(52)	12	(11)	(1)	13	4	3	13	2	2
BioPharmaceuticals: CVRM	1,701	(5)	(5)	1,759	3	6	1,794	2	-	1,842	3	1
Farxiga	405	(3)	(3)	443	9	13	525	19	16	586	11	10
Brilinta	408	(5)	(5)	437	7	9	385	(12)	(13)	363	(6)	(6)
Onglyza	141	8	8	115	(19)	(17)	110	(6)	(6)	105	(4)	(5)
Bydureon	100	(28)	(28)	116	16	17	109	(5)	(7)	122	12	11
Byetta	20	(24)	(24)	15	(28)	(28)	15	1	4	19	26	24
Other diabetes	13	(22)	(22)	10	(21)	(19)	11	9	6	12	11	15
Lokelma	11	42	42	17	56	58	21	22	26	28	37	28
Crestor*	301	2	1	281	(7)	(4)	300	7	5	298	(1)	(4)
Seloken/Toprol-XL*	177	(6)	(6)	218	23	27	225	4	3	200	(11)	(13)
Atacand*	66	11	12	59	(11)	(5)	54	(9)	(12)	63	16	14
Others	59	(21)	(22)	48	(18)	(16)	39	(19)	(22)	46	18	17
BioPharmaceuticals: Respiratory & Immunology	1,551	1	1	1,117	(28)	(26)	1,161	4	1	1,528	32	29
Symbicort	790	11	11	653	(17)	(15)	599	(8)	(11)	680	13	13
Pulmicort	380	(8)	(9)	97	(74)	(73)	151	56	49	368	n/m	n/m
Fasenra	199	(3)	(3)	227	14	15	240	5	4	283	18	17
Daliresp	53	(8)	(8)	53	(1)	(3)	57	8	11	54	(4)	(6)
Bevespi	12	9	9	10	(19)	(21)	14	47	46	12	(16)	(17)
Breztri	4	n/m	n/m	7	58	64	10	45	48	6	(39)	(38)
Others	113	(16)	(17)	70	(38)	(36)	90	27	22	125	39	35
Other medicines	557	(15)	(15)	563	1	4	734	30	27	733	-	(2)
Nexium*	338	(4)	(4)	377	12	14	401	6	4	377	(6)	(7)
Synagis*	85	35	35	90	6	7	118	31	29	78	(34)	(33)
FluMist*	-	n/m	n/m	-	n/m	n/m	116	n/m	n/m	179	55	50
Losec/Prilosec*	54	18	17	45	(15)	(15)	45	-	-	39	(15)	(18)
Seroquel XR/IR*	36	(12)	(12)	27	(26)	(23)	35	32	29	19	(45)	(42)
Others	44	(71)	(70)	24	(46)	(42)	19	(17)	(19)	41	n/m	n/m
Total Product Sales	6,311	1	1	6,048	(4)	(2)	6,520	8	6	7,011	8	6